UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.8%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	26,422	$2,268,329
Honeywell International, Inc.	50,136	3,777,748
Northrop Grumman Corp.	21,600	1,515,240
Textron, Inc.	19,301	575,363
United Technologies Corp.	42,843	4,002,821

		$12,139,501

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	8,889	$528,540
United Parcel Service, Inc., Class B	25,904	2,225,154

		$2,753,694

Airlines — 0.1%
Southwest Airlines Co.	36,616	$493,584

		$493,584

Auto Components — 0.6%
Dana Holding Corp.	31,658	$564,462
Goodyear Tire & Rubber Co. (The)(1)	10,898	137,424
Johnson Controls, Inc.	36,367	1,275,391
Lear Corp.	7,250	397,807

		$2,375,084

Automobiles — 0.3%
Ford Motor Co.	76,877	$1,010,933

		$1,010,933

Beverages — 2.8%
Coca-Cola Co. (The)	160,000	$6,470,400
PepsiCo, Inc.	53,843	4,259,520

		$10,729,920

Biotechnology — 2.3%
Amgen, Inc.	23,888	$2,448,759
Celgene Corp.(1)	30,464	3,531,082
Elan Corp. PLC ADR(1)	17,123	202,051
Gilead Sciences, Inc.(1)	51,064	2,498,562
Vertex Pharmaceuticals, Inc.(1)	1,850	101,713

		$8,782,167

Capital Markets — 1.3%
Greenhill & Co., Inc.	14,014	$748,067
Invesco, Ltd.	38,480	1,114,381
Lazard, Ltd., Class A	21,525	734,648
Legg Mason, Inc.	10,446	335,839
State Street Corp.	27,413	1,619,834
Walter Investment Management Corp.(1)	7,355	273,974

		$4,826,743

Security	Shares	Value
Chemicals — 1.8%
CF Industries Holdings, Inc.	2,700	$513,999
Dow Chemical Co. (The)	64,146	2,042,408
E.I. du Pont de Nemours & Co.	51,275	2,520,679
Eastman Chemical Co.	3,608	252,091
Sherwin-Williams Co. (The)	9,183	1,550,917

		$6,880,094

Commercial Banks — 3.5%
Bank of Montreal	4,957	$312,043
BankUnited, Inc.	10,483	268,575
BB&T Corp.	51,539	1,617,809
Fifth Third Bancorp	91,535	1,492,936
KeyCorp	85,122	847,815
M&T Bank Corp.	10,919	1,126,404
PNC Financial Services Group, Inc.	22,704	1,509,816
SunTrust Banks, Inc.	5,538	159,550
Wells Fargo & Co.	164,065	6,068,764

		$13,403,712

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	15,307	$659,272
Waste Management, Inc.	37,595	1,474,100

		$2,133,372

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.(1)	42,403	$244,665
Cisco Systems, Inc.	222,878	4,660,379
QUALCOMM, Inc.	78,368	5,246,738

		$10,151,782

Computers & Peripherals — 3.2%
Apple, Inc.	28,043	$12,412,673

		$12,412,673

Construction & Engineering — 0.6%
Fluor Corp.	33,265	$2,206,467

		$2,206,467

Consumer Finance — 1.3%
American Express Co.	49,193	$3,318,560
Discover Financial Services	40,754	1,827,409

		$5,145,969

Containers & Packaging — 0.2%
MeadWestvaco Corp.	21,446	$778,490

		$778,490

Distributors — 0.7%
Genuine Parts Co.	31,791	$2,479,698

		$2,479,698

Diversified Financial Services — 4.1%
Bank of America Corp.	139,554	$1,699,768
Citigroup, Inc.	123,345	5,456,783
CME Group, Inc.	14,875	913,176
JPMorgan Chase & Co.	113,958	5,408,447
McGraw-Hill Cos., Inc. (The)	42,028	2,188,818

		$15,666,992

Security	Shares	Value
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	190,600	$6,993,114
CenturyLink, Inc.	2,263	79,499
Verizon Communications, Inc.	52,772	2,593,744

		$9,666,357

Electric Utilities — 1.0%
Duke Energy Corp.	28,786	$2,089,576
Edison International	20,090	1,010,929
Pinnacle West Capital Corp.	7,168	414,955
Xcel Energy, Inc.	12,009	356,667

		$3,872,127

Electrical Equipment — 0.8%
Emerson Electric Co.	53,488	$2,988,375

		$2,988,375

Electronic Equipment, Instruments & Components — 0.1%
Molex, Inc.	13,181	$385,940

		$385,940

Energy Equipment & Services — 1.8%
Halliburton Co.	62,164	$2,512,047
Schlumberger, Ltd.	56,392	4,223,197

		$6,735,244

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	60,482	$3,325,905
Wal-Mart Stores, Inc.	75,363	5,639,413

		$8,965,318

Food Products — 1.9%
ConAgra Foods, Inc.	33,089	$1,184,917
Green Mountain Coffee Roasters, Inc.(1)	15,366	872,174
Kellogg Co.	31,044	2,000,165
Kraft Foods Group, Inc.	18,114	933,414
Mondelez International, Inc., Class A	54,344	1,663,470
Tyson Foods, Inc., Class A	28,696	712,235

		$7,366,375

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	73,588	$2,599,128
Baxter International, Inc.	42,233	3,067,805
Covidien PLC	11,380	772,019
Medtronic, Inc.	41,406	1,944,426
Stryker Corp.	38,437	2,507,630
Zimmer Holdings, Inc.	5,294	398,215

		$11,289,223

Health Care Providers & Services — 1.1%
DaVita HealthCare Partners, Inc.(1)	895	$106,138
Express Scripts Holding Co.(1)	8,616	496,712
HCA Holdings, Inc.	10,505	426,818
Quest Diagnostics, Inc.	2,801	158,117
UnitedHealth Group, Inc.	49,739	2,845,568
VCA Antech, Inc.(1)	11,050	259,565

		$4,292,918

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	20,645	$871,839
Marriott Vacations Worldwide Corp.(1)	2,064	88,566
McDonald’s Corp.	36,654	3,654,037
Wyndham Worldwide Corp.	11,235	724,433

		$5,338,875

Household Durables — 0.8%
Leggett & Platt, Inc.	11,383	$384,518
Lennar Corp., Class A	18,642	773,270
Newell Rubbermaid, Inc.	76,798	2,004,428

		$3,162,216

Household Products — 2.0%
Clorox Co. (The)	6,843	$605,811
Kimberly-Clark Corp.	19,850	1,944,903
Procter & Gamble Co.	65,845	5,074,015

		$7,624,729

Industrial Conglomerates — 1.9%
3M Co.	23,056	$2,451,083
General Electric Co.	206,149	4,766,165

		$7,217,248

Insurance — 4.9%
ACE, Ltd.	14,012	$1,246,648
Allstate Corp. (The)	57,449	2,819,022
AmTrust Financial Services, Inc.	2,769	95,946
Berkshire Hathaway, Inc., Class B(1)	31,337	3,265,315
Cincinnati Financial Corp.	23,600	1,113,684
Hanover Insurance Group, Inc. (The)	1,721	85,499
Hartford Financial Services Group, Inc.	12,332	318,166
Lincoln National Corp.	59,156	1,929,077
Marsh & McLennan Cos., Inc.	50,188	1,905,638
MetLife, Inc.	14,938	567,943
Principal Financial Group, Inc.	29,001	986,904
Prudential Financial, Inc.	22,391	1,320,845
Travelers Companies, Inc. (The)	35,446	2,984,199

		$18,638,886

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(1)	2,750	$732,847
priceline.com, Inc.(1)	1,797	1,236,210
Shutterfly, Inc.(1)	28,875	1,275,409

		$3,244,466

Internet Software & Services — 2.6%
Facebook, Inc., Class A(1)	3,185	$81,472
Google, Inc., Class A(1)	10,056	7,984,766
VeriSign, Inc.(1)	43,013	2,033,655

		$10,099,893

IT Services — 3.6%
Accenture PLC, Class A	20,711	$1,573,414
Fidelity National Information Services, Inc.	26,132	1,035,350
International Business Machines Corp.	33,173	7,075,801
MasterCard, Inc., Class A	6,661	3,604,467
Visa, Inc., Class A	3,968	673,925

		$13,962,957

Security	Shares	Value
Leisure Equipment & Products — 0.6%
Mattel, Inc.	54,845	$2,401,663

		$2,401,663

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	34,847	$2,665,447

		$2,665,447

Machinery — 1.2%
Caterpillar, Inc.	31,778	$2,763,733
Snap-On, Inc.	6,380	527,626
Stanley Black & Decker, Inc.	10,773	872,290
Timken Co. (The)	8,609	487,097

		$4,650,746

Marine — 0.0%(2)
Kirby Corp.(1)	1,985	$152,448

		$152,448

Media — 4.6%
CBS Corp., Class B	62,443	$2,915,464
Comcast Corp., Class A	121,712	5,113,121
Omnicom Group, Inc.	39,439	2,322,957
Time Warner, Inc.	38,101	2,195,380
Walt Disney Co. (The)	86,637	4,920,981

		$17,467,903

Metals & Mining — 0.7%
Allegheny Technologies, Inc.	7,067	$224,094
Freeport-McMoRan Copper & Gold, Inc.	12,226	404,681
Nucor Corp.	47,291	2,182,480

		$2,811,255

Multi-Utilities — 2.4%
Centerpoint Energy, Inc.	17,504	$419,396
CMS Energy Corp.	81,853	2,286,973
Dominion Resources, Inc.	17,163	998,543
DTE Energy Co.	10,342	706,772
Integrys Energy Group, Inc.	7,572	440,387
NiSource, Inc.	49,999	1,466,971
Public Service Enterprise Group, Inc.	60,956	2,093,229
TECO Energy, Inc.	52,995	944,371

		$9,356,642

Multiline Retail — 0.9%
Kohl’s Corp.	5,666	$261,373
Macy’s, Inc.	58,475	2,446,594
Nordstrom, Inc.	12,248	676,457

		$3,384,424

Office Electronics — 0.1%
Xerox Corp.	43,124	$370,866

		$370,866

Oil, Gas & Consumable Fuels — 9.9%
Chevron Corp.	65,682	$7,804,335
ConocoPhillips	57,886	3,478,949
EOG Resources, Inc.	20,592	2,637,217
Exxon Mobil Corp.	144,396	13,011,524
Kinder Morgan, Inc.	21,161	818,508
Occidental Petroleum Corp.	31,010	2,430,254

Security	Shares	Value
Phillips 66	31,720	$2,219,448
Range Resources Corp.	22,269	1,804,680
Tesoro Corp.	20,477	1,198,928
Williams Cos., Inc.	72,366	2,710,830
WPX Energy, Inc.(1)	5,037	80,693

		$38,195,366

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$212,964

		$212,964

Pharmaceuticals — 5.1%
AbbVie, Inc.	28,264	$1,152,606
Bristol-Myers Squibb Co.	83,905	3,456,047
Johnson & Johnson	53,239	4,340,576
Merck & Co., Inc.	130,774	5,784,134
Pfizer, Inc.	171,390	4,946,315

		$19,679,678

Professional Services — 0.3%
Manpower, Inc.	4,353	$246,902
Robert Half International, Inc.	19,811	743,507

		$990,409

Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	12,428	$381,043
AvalonBay Communities, Inc.	11,002	1,393,623
Equity Residential	14,774	813,456
Health Care REIT, Inc.	6,813	462,671
Host Hotels & Resorts, Inc.	58,590	1,024,739
Kimco Realty Corp.	78,276	1,753,382
Plum Creek Timber Co., Inc.	5,304	276,869
ProLogis, Inc.	22,296	891,394

		$6,997,177

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	19,604	$495,001

		$495,001

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	3,521	$262,244
Kansas City Southern	13,949	1,546,944
Norfolk Southern Corp.	27,357	2,108,678

		$3,917,866

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.(1)	352,424	$898,681
Analog Devices, Inc.	16,160	751,278
Applied Materials, Inc.	15,313	206,419
Cirrus Logic, Inc.(1)	6,502	147,921
Cree, Inc.(1)	21,482	1,175,280
Cypress Semiconductor Corp.(1)	60,131	663,245
Intel Corp.	59,457	1,299,136
Microchip Technology, Inc.	15,385	565,553
Teradyne, Inc.(1)	32,470	526,663

		$6,234,176

Software — 3.4%
Concur Technologies, Inc.(1)	21,424	$1,470,972
Microsoft Corp.	280,207	8,016,722

Security	Shares	Value
Oracle Corp.	106,479	$3,443,531
Symantec Corp.(1)	8,033	198,254

		$13,129,479

Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	4,343	$200,647
Advance Auto Parts, Inc.	3,365	278,117
Home Depot, Inc. (The)	66,790	4,660,606
Tiffany & Co.	14,641	1,018,135

		$6,157,505

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	15,176	$895,536

		$895,536

Tobacco — 2.0%
Philip Morris International, Inc.	69,171	$6,412,843
Reynolds American, Inc.	27,499	1,223,431

		$7,636,274

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$517,608

		$517,608

Total Common Stocks — 100.8% (identified cost $223,901,902)		$387,542,455

Call Options Written — (1.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	590	$1,550	4/5/13	$(1,256,700)
S&P 500 Index	525	1,555	4/12/13	(1,099,875)
S&P 500 Index	620	1,565	4/20/13	(1,085,000)
S&P 500 Index	620	1,565	4/26/13	(1,240,000)

Total Call Options Written (premiums received $3,982,559)				$(4,681,575)

Other Assets, Less Liabilities — 0.4%				$1,511,183

Net Assets — 100.0%				$384,372,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$223,823,470

Gross unrealized appreciation	$163,723,753
Gross unrealized depreciation	(4,768)

Net unrealized appreciation	$163,718,985

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,485	$4,068,031
Options written	7,745	13,457,862
Options terminated in closing purchase transactions	(7,875)	(13,543,334)

Outstanding, end of period	2,355	$3,982,559

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $4,681,575.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$387,542,455 *	$—	$—	$387,542,455
Total Investments	$387,542,455	$—	$—	$387,542,455

Liability Description
Call Options Written	$(4,681,575)	$—	$—	$(4,681,575)
Total	$(4,681,575)	$—	$—	$(4,681,575)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013